UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [X]; Amendment Number:  1
     This Amendment (Check only one.):          [X] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nuance Investments, LLC
Address:     One Ward Parkway
	     Suite 126
             Kansas City, MO 64112

Form 13F File Number:  28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl Vohland
Title:   Chief Compliance Officer
Phone:   913-647-9700

Signature, Place, and Date of Signing:

/s/Cheryl Vohland               Leawood, KS               February 02, 2012


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $147,294

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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


Form 13F Information Table


                                                                                        Voting Authority
                                                                                        --------------------------
                                                     Value   Shares/  Sh/   Put/ InvstmtOther
Name of Issuer            Title of clasCUSIP         (x$1000)Prn Amt  Prn   Call DscretnManagers Sole    SharedNone
-------------------       ---------    -----------   ------------------------------------------------------------------

Air Prods & Chems Inc     COM          009158106          280     3290SH         Sole                3290
Amphenol Corp Cl A        COM          032095101          383     8430SH         Sole                8430
Apache Corp               COM          037411105         2294    25330SH         Sole               25330
Applied Materials Inc     COM          038222105         3738   348980SH         Sole              348980
Bard C R Inc              COM          067383109          262     3070SH         Sole                3070
Becton Dickinson & Co     COM          075887109         3395    45430SH         Sole               45430
Bemis Inc                 COM          081437105          575    19110SH         Sole               19110
Campbell Soup Co          COM          134429109          250     7510SH         Sole                7510
Chubb Corp                COM          171232101         4257    61497SH         Sole               61497
Clorox Co                 COM          189054109         2145    32230SH         Sole               32230
Disney Walt Co Disney     COM          254687106          289     7710SH         Sole                7710
Dover Corp                COM          260003108          284     4900SH         Sole                4900
Franklin Resources Inc    COM          354613101          358     3730SH         Sole                3730
Great Plains Energy Inc   COM          391164100         2834   130102SH         Sole              130102
HCC Insurance Holdings IncCOM          404132102         1119    40690SH         Sole               40690
Hasbro Inc                COM          418056107         4299   134810SH         Sole              134810
Heinz H J Co              COM          423074103          253     4683SH         Sole                4683
Illinois Tool Works Inc   COM          452308109         2274    48680SH         Sole               48680
Imperial Oil Ltd          COM          453038408         6286   141330SH         Sole              141330
Interline Brands Inc      COM          458743101          402    25810SH         Sole               25810
International Flavors & FrCOM          459506101          264     5040SH         Sole                5040
Johnson & Johnson         COM          478160104         5274 80416.44SH         Sole            80416.44
Kaydon Corp               COM          486587108         5852   191863SH         Sole              191863
Kellogg Co                COM          487836108         7514   148580SH         Sole              148580
Kimberly Clark Corp       COM          494368103         1451    19726SH         Sole               19726
Lowes Cos Inc             COM          548661107         5067   199646SH         Sole              199646
Martin Marietta Materials COM          573284106          265     3510SH         Sole                3510
Molex Inc                 COM          608554101          388    16282SH         Sole               16282
Murphy Oil Corp           COM          626717102          254     4560SH         Sole                4560
Newell Rubbermaid Inc     COM          651229106         3548   219690SH         Sole              219690
Northern Trust Corp       COM          665859104         9429   237758SH         Sole              237758
Northrop Grumman Corp     COM          666807102          554     9470SH         Sole                9470
Patterson Companies Inc   COM          703395103         5919   200519SH         Sole              200519
Procter & Gamble Co       COM          742718109         4284    64225SH         Sole               64225
Republic Services Inc     COM          760759100         5244   190358SH         Sole              190358
Rockwell Collins Inc      COM          774341101          407     7343SH         Sole                7343
Schwab Charles Corp       COM          808513105         7052   626290SH         Sole              626290
Southwest Airlines Co     COM          844741108          318    37140SH         Sole               37140
Steris Corp               COM          859152100         6921   232090SH         Sole              232090
Stryker Corp              COM          863667101         6679   134360SH         Sole              134360
Synopsys Inc              COM          871607107          263     9670SH         Sole                9670
Sysco Corp                COM          871829107         8118   276768SH         Sole              276768
Texas Instruments Inc     COM          882508104         3651   125421SH         Sole              125421
Ultra Petroleum Corp      COM          903914109          271     9160SH         Sole                9160
Whirlpool Corp            COM          963320106          376     7920SH         Sole                7920
Xilinx Inc                COM          983919101          390    12150SH         Sole               12150
Cabot Microelectronics CorCOM          12709p103          461     9750SH         Sole                9750
Capitol Federal Financial COM          14057j101         6305   546343SH         Sole              546343
Compass Minerals Intl Inc COM          20451n101          251     3640SH         Sole                3640
Landauer Inc              COM          51476k103          890    17286SH         Sole               17286
Life Technologies Corp    COM          53217v109          402    10340SH         Sole               10340
MetLife Inc               COM          59156r108          280     8990SH         Sole                8990
PG&E Corp                 COM          69331c108         1615    39190SH         Sole               39190
Price T Rowe Group Inc    COM          74144t108          272     4770SH         Sole                4770
3M Co                     COM          88579y101         7124    87163SH         Sole               87163
Townebank Portsmouth VA   COM          89214p109          494    40380SH         Sole               40380
US Ecology Inc            COM          91732j102         3229   171930SH         Sole              171930
Accenture PLC Ireland ClasCOM          g1151c101          241     4520SH         Sole                4520